Notes to the Statements of Comprehensive Loss - Schedule of Selling and Marketing Expenses (Details) - ILS (₪) ₪ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Selling and Marketing Expenses [Abstract]
Investors relationship		₪ 2,477	₪ 2,108
Salary and related expenses		1,580	1,639	1,062
Miscellaneous		739	339	529
Less government grants	[1]		(299)
Total		₪ 4,796	₪ 3,787	₪ 1,591

[1]	See Note 11B above.